Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,970,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,957.76
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-293477) filed by Amgen Inc. on February 13, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2036
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,746,972,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,256.90
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-293477) filed by Amgen Inc. on February 13, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2046
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,784.85
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-293477) filed by Amgen Inc. on February 13, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2056
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,500.43
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-293477) filed by Amgen Inc. on February 13, 2026.